EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 shares	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares
Earnings per share [Abstract]
Warrants vested (in shares)		288,748
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company | $		$ 7,770	$ 10,965	$ (15,881)
Continuing operations - Income / (loss) attributable to shareholders of the Holding Company | $		7,770	(4,519)	(20,762)
Total - Income attributable to ordinary shareholders of the company | $		0	0	0
Continuing operations - Income attributable to ordinary shareholders of the company | $		$ 0	$ 0	$ 0
Weighted average number of ordinary shares - basic (in shares)		1,176,370	956,835	0
Total - Basic earnings per share (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
Continuing operations - Basic per share (in dollars per share) | $ / shares		$ 0	$ 0	$ 0
Weighted average number of ordinary shares - diluted (in shares)		12,936,962	12,461,182	11,195,649
Total - Diluted earnings per share (in dollars per share) | $ / shares		$ 0	$ 0	$ (1.42)
Continuing operations - Diluted loss per share (in dollars per share) | $ / shares		$ 0	$ (0.36)	$ (1.85)
Restricted Share Awards [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)		1,176,370
Number of shares granted (in shares)	2,373,374	1,841,660
Number of shares unvested (in shares)		665,291
2020 Long Term Incentive Plan [Member]
Earnings per share [Abstract]
Number of shares vested (in shares)		0
Number of shares granted (in shares)		0
Number of options vested (in shares)		40,500
Number of options issued (in shares)		338,432
Series A, Series B and Series C [Member]
Basic and diluted earnings per share [Abstract]
Total - Income attributable to shareholders of the Holding Company | $		$ 0	$ 0	$ 0
Series B and C Convertible Stock [Member]
Earnings per share [Abstract]
Total dividends payable | $		91,800
Total dividends paid | $		0
Series A [Member]
Earnings per share [Abstract]
Total dividends payable | $		9,500
Total dividends paid | $		$ 0